GOING CONCERN MATTERS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Going Concern Matters [Abstract]
Going Concern Matters [Text Block]
NOTE 3 - GOING CONCERN MATTERS

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which contemplate our continuation as a going concern. During the nine months ended September 30, 2011 we had no significant revenues, incurred a net loss of $5.5 million, and had negative cash flows from operations of $5.2 million. In addition, we had an accumulated deficit of $76.0 million at September 30, 2011. These factors raise substantial doubt about our ability to continue as a going concern.

Recovery of our assets is dependent upon future events, the outcome of which is indeterminable. Our attainment of profitable operations is dependent upon our obtaining adequate debt or equity financing, developing products for commercial sale, and achieving a level of sales adequate to support our cost structure. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be unable to continue in existence.

In October 2011 we raised gross proceeds of $375,000 in a private placement of convertible notes and warrants to certain accredited individual investors.  See Note 12, “Subsequent Events”.

Our efforts to raise additional funds will continue during fiscal 2011 to fund our planned operations and research and development activities, through one or more debt or equity financings.  We have engaged an investment banking firm to assist us in these fundraising efforts.

NOTE 3 – GOING CONCERN MATTERS

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which contemplate our continuation as a going concern. For the year ended December 31, 2010, we had a net loss of $4,626,250 and we had negative cash flows from operations of $3,529,351. In addition, we had an accumulated deficit of $70,499,569 at December 31, 2010. These factors raise substantial doubt about our ability to continue as a going concern.

Recovery of our assets is dependent upon future events, the outcome of which is indeterminable. Our attainment of profitable operations is dependent upon obtaining adequate financing and achieving a level of sales adequate to support our cost structure. In addition, realization of a significant portion of the assets in the accompanying balance sheet is dependent upon our ability to meet our financing requirements and the success of our plans to sell our product. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be unable to continue in existence.

On February 8, 2011, we raised gross proceeds of $2,210,000 in a private placement of our common stock and warrants to certain institutional investors.  See Note 14.